Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Jun. 30, 2016	Aug. 31, 2015	Aug. 31, 2014
C000081597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 13,617	$ 13,617	$ 13,617	$ 13,617	$ 12,375	$ 12,117	$ 13,777	$ 12,614	$ 12,166	$ 11,311	$ 10,948	$ 10,348		$ 9,400	$ 9,525
Average Annual Return, Percent	4.81%	1.29%		3.14%
C000081597 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 14,296	$ 14,296	14,296	$ 14,296	12,992	12,721	14,465	13,243	12,773	11,875	11,494	10,864		9,869	10,000
Average Annual Return, Percent	10.04%	2.28%		3.64%
C000081598 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 13,465	$ 13,465	13,465	$ 13,465	12,237	11,981	13,723	12,656	12,303	11,523	11,239	10,700		9,797	10,000
Average Annual Return, Percent	9.17%	1.51%		3.02%
C000171409 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 14,185	$ 14,185	$ 14,185	$ 14,185	12,853	12,543	14,223	12,976	12,480	11,562	11,127	10,502	$ 10,000
Average Annual Return, Percent	10.36%	2.59%	4.37%
C000081600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 14,654	$ 14,654	$ 14,654	$ 14,654	13,284	12,973	14,718	13,438	12,935	11,991	11,582	10,917		9,898	10,000
Average Annual Return, Percent	10.31%	2.53%		3.90%
C000042234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 14,579	$ 14,579	14,579	$ 14,579	12,754	12,910	14,197	12,798	12,270	11,460	11,418	10,566		9,782	9,523
Average Annual Return, Percent	8.89%	2.51%		3.84%
C000042234 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 15,310	$ 15,310	15,310	$ 15,310	13,393	13,557	14,909	13,440	12,886	12,035	11,990	11,096		10,273	10,000
Average Annual Return, Percent	14.31%	3.51%		4.35%
C000042236 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 14,418	$ 14,418	14,418	$ 14,418	12,613	12,768	14,143	12,851	12,414	11,679	11,730	10,935		10,195	10,000
Average Annual Return, Percent	13.46%	2.73%		3.73%
C000171408 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 14,706	$ 14,706	$ 14,706	$ 14,706	12,830	12,935	14,186	12,746	12,180	11,337	11,265	10,389	10,000
Average Annual Return, Percent	14.62%	3.84%	4.83%
C000042237 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 15,696	$ 15,696	$ 15,696	$ 15,696	13,691	13,821	15,161	13,636	13,043	12,151	12,077	11,150		10,298	10,000
Average Annual Return, Percent	14.64%	3.77%		4.61%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	$ 11,765	$ 11,765	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,000	10,156	10,000
Average Annual Return, Percent	7.30%	(0.04%)	1.16%	1.64%
Bloomberg U S Aggregate Bond C000171409 Index [Member]
Account Value [Line Items]
Account Value	$ 10,990	$ 10,990	$ 10,990	$ 10,990	10,242	10,366	11,715	11,725	11,012	9,995	10,101	10,052	10,000
Bloomberg U S Aggregate Bond C000171408 Index [Member]
Account Value [Line Items]
Account Value	$ 10,990	10,990	10,990	10,990	10,242	10,366	11,715	11,725	11,012	9,995	10,101	10,052
Flexible Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Flexible Income Blended Benchmark
Account Value	$ 14,303	$ 14,303	$ 14,303	$ 14,303	12,890	12,397	14,159	13,306	12,593	11,459	11,332	10,745		9,827	10,000
Average Annual Return, Percent	10.96%	2.58%	3.97%	3.64%
Lipper Flexible Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Flexible Income Funds Classification Average
Average Annual Return, Percent	12.62%	2.98%	3.86%	3.66%
Flexible Income Blended Benchmark C000171409[Member]
Account Value [Line Items]
Account Value	$ 13,746	$ 13,746	$ 13,746	$ 13,746	12,387	11,914	13,608	12,787	12,102	11,012	10,890	10,326	10,000
ICE BofA U S All Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Account Value	$ 15,578	$ 15,578	$ 15,578	$ 15,578	13,598	13,624	15,385	14,247	13,424	12,289	12,095	11,406	10,000	10,399	10,000
Average Annual Return, Percent	14.56%	3.02%	4.25%	4.53%
Preferred Securities and Income Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Preferred Securities and Income Blended Benchmark
Account Value	$ 15,820	$ 15,820	$ 15,820	$ 15,820	13,729	13,976	15,857	14,615	13,660	12,440	12,296	11,311	$ 10,000	$ 10,385	$ 10,000
Average Annual Return, Percent	15.23%	2.98%	4.69%	4.69%
ICE BofA U S All Capital Securities C000171408 Index [Member]
Account Value [Line Items]
Account Value	$ 14,055	$ 14,055	$ 14,055	$ 14,055	12,269	12,292	13,881	12,854	12,112	11,088	10,913	10,291
Preferred Securities and Income Blended Benchmark C000171408 [Member]
Account Value [Line Items]
Account Value	$ 14,538	$ 14,538	$ 14,538	$ 14,538	$ 12,617	$ 12,843	$ 14,572	$ 13,430	$ 12,553	$ 11,431	$ 11,299	$ 10,394